UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

U.S. Global Leaders Growth Fund

Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R2 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; the markets lost ground as fears of slowing economic growth, mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those fears were quelled as favorable earnings reports, early signs of progress with the China trade dispute, and signals from the U.S. Federal Reserve (Fed) that interest-rate hikes were on hold sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the Fed.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
U.S. Global Leaders Growth Fund

Table of contents

2	Your fund at a glance
3	Portfolio Summary
4	A look at performance
6	Your expenses
8	Fund's investments
10	Financial statements
13	Financial highlights
19	Notes to financial statements
26	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/19 (%)

TOP 10 HOLDINGS AS OF 4/30/19 (%)

Ecolab, Inc.	4.6
Yum! Brands, Inc.	4.6
Visa, Inc., Class A	4.3
Autodesk, Inc.	4.2
Microsoft Corp.	4.2
salesforce.com, Inc.	4.2
Amazon.com, Inc.	4.2
The Walt Disney Company	4.1
Equinix, Inc.	4.0
UnitedHealth Group, Inc.	4.0
TOTAL	42.4
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	14.93	12.78	15.00	9.68	82.45	304.41
Class B	15.09	12.85	14.89	10.08	83.02	300.80
Class C	19.08	13.09	14.73	14.03	84.97	294.99
Class I1	21.26	14.23	15.95	15.59	94.53	339.40
Class R2[1,2]	20.81	13.77	15.51	15.37	90.63	322.87
Class R6[1,2]	21.39	14.36	15.92	15.64	95.60	338.29
Index 1†	17.43	14.50	16.96	12.09	96.84	379.00
Index 2†	13.49	11.63	15.32	9.76	73.32	316.02

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until June 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6
Gross	1.16	1.91	1.91	0.92	1.31	0.81
Net (%)	1.15	1.90	1.90	0.91	1.30	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Growth Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Global Leaders Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	4-30-09	40,080	40,080	47,900	41,602
Class C3	4-30-09	39,499	39,499	47,900	41,602
Class I1	4-30-09	43,940	43,940	47,900	41,602
Class R2[1,2]	4-30-09	42,287	42,287	47,900	41,602
Class R6[1,2]	4-30-09	43,829	43,829	47,900	41,602

The Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectus.
2	Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,154.40	$ 6.20	1.16%
	Hypothetical example	1,000.00	1,019.00	5.81	1.16%
Class B	Actual expenses/actual returns	1,000.00	1,150.30	10.18	1.91%
	Hypothetical example	1,000.00	1,015.30	9.54	1.91%
Class C	Actual expenses/actual returns	1,000.00	1,150.20	10.18	1.91%
	Hypothetical example	1,000.00	1,015.30	9.54	1.91%
Class I	Actual expenses/actual returns	1,000.00	1,155.90	4.92	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Class R2	Actual expenses/actual returns	1,000.00	1,153.70	6.89	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Class R6	Actual expenses/actual returns	1,000.00	1,156.40	4.33	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	7

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 98.3%		$1,468,960,924
(Cost $888,588,982)
Communication services 10.5%		157,182,902
Entertainment 4.0%
The Walt Disney Company	442,076	60,551,150
Interactive media and services 6.5%
Alphabet, Inc., Class C (A)	47,848	56,866,391
Facebook, Inc., Class A (A)	205,612	39,765,361
Consumer discretionary 22.0%		327,817,407
Hotels, restaurants and leisure 4.6%
Yum! Brands, Inc.	651,466	68,006,536
Internet and direct marketing retail 7.2%
Amazon.com, Inc. (A)	32,204	62,041,650
Booking Holdings, Inc. (A)	24,808	46,018,592
Specialty retail 6.6%
Lowe's Companies, Inc.	344,367	38,961,682
The TJX Companies, Inc.	829,277	45,510,722
Ulta Beauty, Inc. (A)	41,323	14,420,901
Textiles, apparel and luxury goods 3.6%
NIKE, Inc., Class B	601,814	52,857,324
Consumer staples 6.7%		100,534,066
Food products 2.9%
Mondelez International, Inc., Class A	863,347	43,901,195
Personal products 3.8%
The Estee Lauder Companies, Inc., Class A	329,625	56,632,871
Health care 17.6%		263,388,589
Biotechnology 2.9%
Regeneron Pharmaceuticals, Inc. (A)	124,610	42,758,675
Health care equipment and supplies 8.0%
Abbott Laboratories	740,878	58,944,254
Becton, Dickinson and Company	203,118	48,898,627
Danaher Corp.	94,330	12,493,065
Health care providers and services 4.0%
UnitedHealth Group, Inc.	253,915	59,179,969
Pharmaceuticals 2.7%
Novo Nordisk A/S, ADR	838,890	41,113,999
8	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 29.9%		$447,367,092
IT services 14.1%
Automatic Data Processing, Inc.	275,910	45,356,845
FleetCor Technologies, Inc. (A)	204,809	53,444,909
PayPal Holdings, Inc. (A)	417,885	47,124,891
Visa, Inc., Class A	395,283	64,996,384
Software 15.8%
Autodesk, Inc. (A)	354,615	63,195,939
Intuit, Inc.	192,480	48,324,029
Microsoft Corp.	480,271	62,723,393
salesforce.com, Inc. (A)	376,176	62,200,702
Materials 7.6%		112,825,527
Chemicals 7.6%
Ecolab, Inc.	370,874	68,270,483
Linde PLC	247,171	44,555,044
Real estate 4.0%		59,845,341
Equity real estate investment trusts 4.0%
Equinix, Inc.	131,615	59,845,341

	Yield (%)	Shares	Value
Short-term investments 2.3%			$33,840,157
(Cost $33,840,157)
Money market funds 2.3%			33,840,157
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3673(B)	33,840,157	33,840,157

Total investments (Cost $922,429,139) 100.6%	$1,502,801,081
Other assets and liabilities, net (0.6%)	(8,289,418)
Total net assets 100.0%	$1,494,511,663

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-19.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $925,137,960. Net unrealized appreciation aggregated to $577,663,121, of which $577,663,121 related to gross unrealized appreciation and $0 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $922,429,139)	$1,502,801,081
Dividends and interest receivable	871,182
Receivable for fund shares sold	3,456,519
Receivable for investments sold	14,301,267
Other assets	139,618
Total assets	1,521,569,667
Liabilities
Payable for investments purchased	23,019,769
Payable for fund shares repurchased	2,404,356
Payable to affiliates
Investment management fees	884,073
Accounting and legal services fees	103,079
Transfer agent fees	126,153
Distribution and service fees	208,543
Trustees' fees	982
Other liabilities and accrued expenses	311,049
Total liabilities	27,058,004
Net assets	$1,494,511,663
Net assets consist of
Paid-in capital	$877,819,536
Total distributable earnings (loss)	616,692,127
Net assets	$1,494,511,663

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($690,215,405 ÷ 13,740,211 shares)[1]	$50.23
Class B ($10,928,861 ÷ 265,297 shares)[1]	$41.19
Class C ($72,378,312 ÷ 1,756,037 shares)[1]	$41.22
Class I ($546,888,344 ÷ 10,041,767 shares)	$54.46
Class R2 ($1,767,445 ÷ 33,266 shares)	$53.13
Class R6 ($172,333,296 ÷ 3,142,530 shares)	$54.84
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$52.87

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Dividends	$7,832,875
Interest	382,794
Securities lending	733
Less foreign taxes withheld	(92,039)
Total investment income	8,124,363
Expenses
Investment management fees	5,098,863
Distribution and service fees	1,180,038
Accounting and legal services fees	166,934
Transfer agent fees	753,329
Trustees' fees	13,390
Custodian fees	84,371
State registration fees	57,828
Printing and postage	111,776
Professional fees	37,408
Other	23,608
Total expenses	7,527,545
Less expense reductions	(51,223)
Net expenses	7,476,322
Net investment income	648,041
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	38,381,045
Affiliated investments	201
38,381,246
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	151,479,790
151,479,790
Net realized and unrealized gain	189,861,036
Increase in net assets from operations	$190,509,077

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income (loss)	$648,041	$(877,266)
Net realized gain	38,381,246	184,856,299
Change in net unrealized appreciation (depreciation)	151,479,790	(13,252,335)
Increase in net assets resulting from operations	190,509,077	170,726,698
Distributions to shareholders
From net investment income and net realized gain
Class A	(69,118,650)	(40,115,324)
Class B	(1,675,247)	(1,232,810)
Class C	(9,327,579)	(8,254,625)
Class I	(72,648,617)	(42,870,457)
Class R2	(169,763)	(354,874)
Class R6	(15,029,985)	(7,877,251)
Total distributions	(167,969,841)	(100,705,341)
From fund share transactions	(62,180,343)	6,463,786
Total increase (decrease)	(39,641,107)	76,485,143
Net assets
Beginning of period	1,534,152,770	1,457,667,627
End of period	$1,494,511,663	$1,534,152,770
12	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$49.26	$47.15	$41.00	$43.87	$45.02	$42.25
Net investment income (loss)[2]	— [3]	(0.07)	(0.05)	(0.03)	0.07	0.11
Net realized and unrealized gain (loss) on investments	6.60	5.51	8.31	(0.13)	4.98	3.90
Total from investment operations	6.60	5.44	8.26	(0.16)	5.05	4.01
Less distributions
From net investment income	—	—	—	(0.04)	(0.10)	(0.03)
From net realized gain	(5.63)	(3.33)	(2.11)	(2.67)	(6.10)	(1.21)
Total distributions	(5.63)	(3.33)	(2.11)	(2.71)	(6.20)	(1.24)
Net asset value, end of period	$50.23	$49.26	$47.15	$41.00	$43.87	$45.02
Total return (%)[4,5]	15.44 [6]	12.11	21.12	(0.42)	13.19	9.74
Ratios and supplemental data
Net assets, end of period (in millions)	$690	$612	$577	$608	$660	$600
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16 [7]	1.16	1.17	1.18	1.18	1.19
Expenses including reductions	1.16 [7]	1.15	1.16	1.17	1.17	1.18
Net investment income (loss)	(0.02) [7]	(0.14)	(0.12)	(0.07)	0.16	0.27
Portfolio turnover (%)	16	42	41	44	30	43

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	13

CLASS B SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$41.57	$40.57	$35.82	$38.90	$40.80	$38.65
Net investment loss[2]	(0.14)	(0.37)	(0.32)	(0.29)	(0.22)	(0.19)
Net realized and unrealized gain (loss) on investments	5.39	4.70	7.18	(0.12)	4.42	3.55
Total from investment operations	5.25	4.33	6.86	(0.41)	4.20	3.36
Less distributions
From net realized gain	(5.63)	(3.33)	(2.11)	(2.67)	(6.10)	(1.21)
Net asset value, end of period	$41.19	$41.57	$40.57	$35.82	$38.90	$40.80
Total return (%)[3,4]	15.03 [5]	11.28	20.22	(1.16)	12.33	8.93
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$13	$16	$19	$24	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91 [6]	1.91	1.92	1.93	1.93	1.94
Expenses including reductions	1.91 [6]	1.90	1.91	1.92	1.92	1.93
Net investment loss	(0.75) [6]	(0.89)	(0.86)	(0.82)	(0.60)	(0.48)
Portfolio turnover (%)	16	42	41	44	30	43

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$41.59	$40.59	$35.84	$38.92	$40.81	$38.66
Net investment loss[2]	(0.15)	(0.37)	(0.32)	(0.29)	(0.22)	(0.19)
Net realized and unrealized gain (loss) on investments	5.41	4.70	7.18	(0.12)	4.43	3.55
Total from investment operations	5.26	4.33	6.86	(0.41)	4.21	3.36
Less distributions
From net realized gain	(5.63)	(3.33)	(2.11)	(2.67)	(6.10)	(1.21)
Net asset value, end of period	$41.22	$41.59	$40.59	$35.84	$38.92	$40.81
Total return (%)[3,4]	15.02 [5]	11.28	20.21	(1.16)	12.36	8.92
Ratios and supplemental data
Net assets, end of period (in millions)	$72	$70	$102	$117	$136	$133
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91 [6]	1.91	1.92	1.93	1.93	1.94
Expenses including reductions	1.91 [6]	1.90	1.91	1.92	1.92	1.93
Net investment loss	(0.76) [6]	(0.91)	(0.86)	(0.82)	(0.59)	(0.48)
Portfolio turnover (%)	16	42	41	44	30	43

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	15

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$52.86	$50.25	$43.45	$46.27	$47.12	$44.12
Net investment income[2]	0.07	0.05	0.06	0.08	0.18	0.24
Net realized and unrealized gain (loss) on investments	7.16	5.89	8.85	(0.13)	5.25	4.07
Total from investment operations	7.23	5.94	8.91	(0.05)	5.43	4.31
Less distributions
From net investment income	—	—	—	(0.10)	(0.18)	(0.10)
From net realized gain	(5.63)	(3.33)	(2.11)	(2.67)	(6.10)	(1.21)
Total distributions	(5.63)	(3.33)	(2.11)	(2.77)	(6.28)	(1.31)
Net asset value, end of period	$54.46	$52.86	$50.25	$43.45	$46.27	$47.12
Total return (%)[3]	15.59 [4]	12.37	21.44	(0.14)	13.48	10.01
Ratios and supplemental data
Net assets, end of period (in millions)	$547	$694	$751	$313	$293	$317
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93 [5]	0.92	0.91	0.92	0.91	0.93
Expenses including reductions	0.92 [5]	0.91	0.90	0.91	0.91	0.92
Net investment income	0.28 [5]	0.09	0.13	0.19	0.41	0.53
Portfolio turnover (%)	16	42	41	44	30	43

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$51.80	$49.48	$42.99	$45.89	$46.82	$43.93
Net investment income (loss)[2]	(0.04)	(0.14)	(0.12)	(0.09)	(0.05)	0.06
Net realized and unrealized gain (loss) on investments	7.00	5.79	8.72	(0.13)	5.27	4.06
Total from investment operations	6.96	5.65	8.60	(0.22)	5.22	4.12
Less distributions
From net investment income	—	—	—	(0.01)	(0.05)	(0.02)
From net realized gain	(5.63)	(3.33)	(2.11)	(2.67)	(6.10)	(1.21)
Total distributions	(5.63)	(3.33)	(2.11)	(2.68)	(6.15)	(1.23)
Net asset value, end of period	$53.13	$51.80	$49.48	$42.99	$45.89	$46.82
Total return (%)[3]	15.37 [4]	11.95	20.93	(0.54)	13.01	9.59
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$5	$6	$8	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29 [5]	1.30	1.31	1.32	1.30	1.33
Expenses including reductions	1.29 [5]	1.29	1.30	1.32	1.29	1.32
Net investment income (loss)	(0.15) [5]	(0.28)	(0.26)	(0.21)	(0.11)	0.13
Portfolio turnover (%)	16	42	41	44	30	43

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	17

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$53.17	$50.47	$43.59	$46.39	$47.23	$44.19
Net investment income[2]	0.08	0.11	0.11	0.13	0.24	0.28
Net realized and unrealized gain (loss) on investments	7.22	5.92	8.88	(0.13)	5.25	4.09
Total from investment operations	7.30	6.03	8.99	—	5.49	4.37
Less distributions
From net investment income	—	—	—	(0.13)	(0.23)	(0.12)
From net realized gain	(5.63)	(3.33)	(2.11)	(2.67)	(6.10)	(1.21)
Total distributions	(5.63)	(3.33)	(2.11)	(2.80)	(6.33)	(1.33)
Net asset value, end of period	$54.84	$53.17	$50.47	$43.59	$46.39	$47.23
Total return (%)[3]	15.64 [4]	12.50	21.56	(0.03)	13.61	10.15
Ratios and supplemental data
Net assets, end of period (in millions)	$172	$143	$6	$5	$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82 [5]	0.81	0.82	0.82	0.82	0.83
Expenses including reductions	0.81 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	0.33 [5]	0.21	0.23	0.30	0.55	0.64
Portfolio turnover (%)	16	42	41	44	30	43

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock U.S. Global Leaders Growth Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The funds may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statements of assets and liabilities. Class A and Class C are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       19

observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2019, there were no securities on loan.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       20

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $2,035.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       21

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, treating a portion of the proceeds from redemptions as distributions for tax purposes, and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.75% of the first $500 million of the fund's average daily net assets; (b) 0.73% of the next $500 million of the fund's average daily net assets; (c) 0.71% of the next $1 billion of the fund's average daily net assets; (d) 0.70% of the next $3 billion of the fund's average daily net assets; and (e) 0.65% of the fund's average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Sustainable Growth Advisers, LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$22,801	Class R2	$60
Class B	423	Class R6	5,449
Class C	2,512	Total	$51,223
Class I	19,978

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       22

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.72% of the fund's average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, and Class R2 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.25%	—	Class C	1.00%	—
Class B	1.00%	—	Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $307,585 for the six months ended April 30, 2019. Of this amount, $51,316 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $254,644 was paid as sales commissions to broker-dealers and $1,625 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, CDSCs received by the Distributor amounted to $3,761, $1,836 and $4,375 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       23

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$776,216	$348,947
Class B	57,759	6,492
Class C	342,177	38,460
Class I	—	349,145
Class R2	3,886	111
Class R6	—	10,174
Total	$1,180,038	$753,329

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in funds shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,100,152	$50,198,676	1,728,175	$83,523,760
Distributions reinvested	1,555,898	66,312,369	842,616	38,431,702
Repurchased	(1,342,148)	(61,833,394)	(2,391,458)	(115,390,942)
Net increase	1,313,902	$54,677,651	179,333	$6,564,520
Class B shares
Sold	3,309	$120,189	9,909	$407,228
Distributions reinvested	43,715	1,532,211	29,529	1,143,957
Repurchased	(91,259)	(3,499,797)	(113,601)	(4,648,778)
Net decrease	(44,235)	$(1,847,397)	(74,163)	$(3,097,593)
Class C shares
Sold	163,250	$6,025,316	178,632	$7,356,278
Distributions reinvested	249,890	8,763,643	201,802	7,821,856
Repurchased	(334,200)	(12,612,189)	(1,228,507)	(50,092,307)
Net increase (decrease)	78,940	$2,176,770	(848,073)	$(34,914,173)
Class I shares
Sold	2,096,259	$105,797,922	5,104,265	$266,498,529
Distributions reinvested	1,521,468	70,246,195	844,360	41,246,991
Repurchased	(6,710,607)	(314,737,383)	(7,761,361)	(396,298,832)
Net decrease	(3,092,880)	$(138,693,266)	(1,812,736)	$(88,553,312)

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       24

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	4,773	$232,563	15,755	$780,375
Distributions reinvested	3,706	167,161	6,094	292,693
Repurchased	(18,998)	(956,887)	(88,104)	(4,405,952)
Net decrease	(10,519)	$(557,163)	(66,255)	$(3,332,884)
Class R6 shares
Sold	516,612	$26,221,091	3,154,507	$160,962,893
Distributions reinvested	323,400	15,028,390	160,487	7,876,721
Repurchased	(383,159)	(19,186,419)	(741,743)	(39,042,386)
Net increase	456,853	$22,063,062	2,573,251	$129,797,228
Total net increase (decrease)	(1,297,939)	$(62,180,343)	(48,643)	$6,463,786

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $217,149,704 and $436,073,222, respectively, for the six months ended April 30, 2019.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	—	4,122,940	(4,122,940)	—	—	—	$201	—	—
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       25

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Sustainable Growth Advisers, LP (SGA)

Portfolio Managers

George P. Fraise
Gordon M. Marchand, CFA, CPA, CIC
Robert L. Rohn

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       26

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF838023	26SA 4/19 6/19

John Hancock

Classic Value Fund

Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; the markets lost ground as fears of slowing economic growth, mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those fears were quelled as favorable earnings reports, early signs of progress with the China trade dispute, and signals from the U.S. Federal Reserve (Fed) that interest-rate hikes were on hold sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the Fed.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Classic Value Fund

Table of contents

2	Your fund at a glance
3	Portfolio Summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
15	Financial highlights
25	Notes to financial statements
34	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/19 (%)

TOP 10 HOLDINGS AS OF 4/30/19 (%)

American International Group, Inc.	4.3
Citigroup, Inc.	4.0
Capital One Financial Corp.	3.9
Ford Motor Company	3.8
General Electric Company	3.5
Morgan Stanley	3.3
MetLife, Inc.	3.2
Halliburton Company	3.2
Cognizant Technology Solutions Corp., Class A	3.1
Bank of America Corp.	3.1
TOTAL	35.4
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-7.80	5.77	12.11	-1.16	32.39	213.66
Class B	-8.44	5.74	12.01	-1.37	32.20	210.99
Class C	-4.65	6.06	11.84	2.65	34.19	206.17
Class I1	-2.72	7.13	13.03	4.17	41.12	240.22
Class R1[1]	-3.33	6.45	12.30	3.86	36.69	218.89
Class R2[1,2]	-3.09	6.72	12.65	3.97	38.44	229.07
Class R3[1,2]	-3.20	6.56	12.39	3.88	37.40	221.57
Class R4[1,2]	-2.74	7.08	12.87	4.15	40.78	235.56
Class R5[1,2]	-2.65	7.20	13.05	4.21	41.55	241.11
Class R6[1,2]	-2.63	7.24	13.01	4.20	41.84	239.68
Index†	9.06	8.27	13.76	7.90	48.77	262.89

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until February 29, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Gross (%)	1.17	1.92	1.92	0.93	1.57	1.32	1.47	1.17	0.87	0.82
Net (%)	1.16	1.91	1.91	0.92	1.56	1.31	1.46	1.06	0.86	0.81

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Classic Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	4-30-09	31,099	31,099	36,289
Class C3	4-30-09	30,617	30,617	36,289
Class I1	4-30-09	34,022	34,022	36,289
Class R1[1]	4-30-09	31,889	31,889	36,289
Class R2[1,2]	4-30-09	32,907	32,907	36,289
Class R3[1,2]	4-30-09	32,157	32,157	36,289
Class R4[1,2]	4-30-09	33,556	33,556	36,289
Class R5[1,2]	4-30-09	34,111	34,111	36,289
Class R6[1,2]	4-30-09	33,968	33,968	36,289

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectus.
2	Class R2 shares were first offered on 3-1-12; Class R3, Class R4, and Class R5 shares were first offered on 5-22-09; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class A shares and have not been adjusted for expenses; otherwise, returns would vary.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,040.40	$5.92	1.17%
	Hypothetical example	1,000.00	1,019.00	5.86	1.17%
Class B	Actual expenses/actual returns	1,000.00	1,036.30	9.69	1.92%
	Hypothetical example	1,000.00	1,015.30	9.59	1.92%
Class C	Actual expenses/actual returns	1,000.00	1,036.50	9.69	1.92%
	Hypothetical example	1,000.00	1,015.30	9.59	1.92%
Class I	Actual expenses/actual returns	1,000.00	1,041.70	4.71	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Class R1	Actual expenses/actual returns	1,000.00	1,038.60	7.89	1.56%
	Hypothetical example	1,000.00	1,017.10	7.80	1.56%
Class R2	Actual expenses/actual returns	1,000.00	1,039.70	6.52	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Class R3	Actual expenses/actual returns	1,000.00	1,038.80	7.38	1.46%
	Hypothetical example	1,000.00	1,017.60	7.30	1.46%
Class R4	Actual expenses/actual returns	1,000.00	1,041.50	4.91	0.97%
	Hypothetical example	1,000.00	1,020.00	4.86	0.97%
Class R5	Actual expenses/actual returns	1,000.00	1,042.10	4.41	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Class R6	Actual expenses/actual returns	1,000.00	1,042.00	4.15	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	7

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 98.9%		$2,329,121,182
(Cost $2,123,612,654)
Communication services 5.5%		130,085,289
Media 5.5%
News Corp., Class A	801,694	9,957,039
Omnicom Group, Inc.	645,742	51,678,732
The Interpublic Group of Companies, Inc.	2,976,066	68,449,518
Consumer discretionary 14.8%		347,007,153
Auto components 3.1%
Lear Corp.	503,610	72,016,230
Automobiles 3.8%
Ford Motor Company	8,480,049	88,616,512
Household durables 4.6%
Mohawk Industries, Inc. (A)	445,706	60,727,443
Newell Brands, Inc.	3,347,427	48,136,000
Textiles, apparel and luxury goods 3.3%
Gildan Activewear, Inc.	694,922	25,621,774
PVH Corp.	402,273	51,889,194
Energy 11.2%		263,580,593
Energy equipment and services 7.2%
Baker Hughes, a GE Company	1,645,229	39,518,401
Halliburton Company	2,659,624	75,347,148
National Oilwell Varco, Inc.	2,095,331	54,771,952
Oil, gas and consumable fuels 4.0%
Cenovus Energy, Inc. (B)	4,855,238	48,115,409
Royal Dutch Shell PLC, ADR, Class A	721,355	45,827,683
Financials 41.0%		966,120,134
Banks 12.5%
Bank of America Corp.	2,376,024	72,658,814
Citigroup, Inc.	1,316,059	93,045,371
JPMorgan Chase & Co.	537,719	62,402,290
Wells Fargo & Company	1,367,917	66,220,862
Capital markets 10.4%
Franklin Resources, Inc.	1,355,773	46,896,188
KKR & Company, Inc., Class A (B)	1,330,285	32,525,468
Morgan Stanley	1,589,638	76,700,034
The Goldman Sachs Group, Inc.	265,715	54,716,033
UBS Group AG (A)	2,577,126	34,636,573
Consumer finance 3.9%
Capital One Financial Corp.	976,094	90,610,806
8	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Diversified financial services 4.8%
AXA Equitable Holdings, Inc.	2,807,732	$63,707,439
Voya Financial, Inc.	908,335	49,858,508
Insurance 9.4%
American International Group, Inc.	2,105,219	100,145,268
Axis Capital Holdings, Ltd.	800,848	45,528,209
MetLife, Inc.	1,657,669	76,468,271
Health care 7.4%		174,852,512
Biotechnology 1.7%
Amgen, Inc.	219,072	39,283,991
Health care providers and services 3.5%
Cardinal Health, Inc.	560,830	27,318,029
McKesson Corp.	472,956	56,400,003
Pharmaceuticals 2.2%
Mylan NV (A)	1,921,100	51,850,489
Industrials 8.2%		192,766,218
Industrial conglomerates 3.5%
General Electric Company	7,987,420	81,232,061
Machinery 4.7%
Dover Corp.	251,139	24,621,668
Stanley Black & Decker, Inc.	488,230	71,574,518
Wabtec Corp. (B)	207,074	15,337,971
Information technology 8.1%		191,467,171
IT services 3.1%
Cognizant Technology Solutions Corp., Class A	1,007,301	73,492,681
Software 2.1%
Oracle Corp.	883,675	48,893,738
Technology hardware, storage and peripherals 2.9%
Hewlett Packard Enterprise Company	4,369,434	69,080,752
Utilities 2.7%		63,242,112
Electric utilities 2.7%
Edison International	991,722	63,242,112

	Yield (%)	Shares	Value
Securities lending collateral 0.8%			$18,320,884
(Cost $18,318,951)
John Hancock Collateral Trust (C)	2.5189(D)	1,830,770	18,320,884

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	9

	Par value^	Value
Short-term investments 0.9%		$21,452,000
(Cost $21,452,000)
Repurchase agreement 0.9%		21,452,000
Repurchase Agreement with State Street Corp. dated 4-30-19 at 1.300% to be repurchased at $21,452,775 on 5-1-19, collateralized by $21,570,000 U.S. Treasury Notes, 2.625% due 7-15-21 (valued at $21,885,591, including interest)	21,452,000	21,452,000

Total investments (Cost $2,163,383,605) 100.6%	$2,368,894,066
Other assets and liabilities, net (0.6%)	(13,439,350)
Total net assets 100.0%	$2,355,454,716

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 4-30-19.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $2,170,480,185. Net unrealized appreciation aggregated to $198,413,881, of which $333,343,361 related to gross unrealized appreciation and $134,929,480 related to gross unrealized depreciation.
10	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,145,064,654) including $17,921,055 of securities loaned	$2,350,573,182
Affiliated investments, at value (Cost $18,318,951)	18,320,884
Total investments, at value (Cost $2,163,383,605)	2,368,894,066
Dividends and interest receivable	1,749,673
Receivable for fund shares sold	3,497,878
Receivable for investments sold	6,056,356
Other assets	179,901
Total assets	2,380,377,874
Liabilities
Due to custodian	754,868
Payable for investments purchased	1,000,363
Payable for fund shares repurchased	2,641,843
Payable upon return of securities loaned	18,314,765
Payable to affiliates
Investment management fees	1,436,262
Accounting and legal services fees	161,947
Transfer agent fees	189,287
Distribution and service fees	97,443
Trustees' fees	1,701
Other liabilities and accrued expenses	324,679
Total liabilities	24,923,158
Net assets	$2,355,454,716
Net assets consist of
Paid-in capital	$2,060,509,490
Total distributable earnings (loss)	294,945,226
Net assets	$2,355,454,716

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	11

STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($353,061,590 ÷ 11,018,901 shares)[1]	$32.04
Class B ($2,057,019 ÷ 65,155 shares)[1]	$31.57
Class C ($25,557,759 ÷ 809,966 shares)[1]	$31.55
Class I ($1,579,174,899 ÷ 49,208,756 shares)	$32.09
Class R1 ($2,902,490 ÷ 90,396 shares)	$32.11
Class R2 ($512,491 ÷ 16,022 shares)	$31.99
Class R3 ($637,628 ÷ 19,939 shares)	$31.98
Class R4 ($71,348 ÷ 2,224 shares)	$32.08
Class R5 ($61,748 ÷ 1,923 shares)	$32.11
Class R6 ($391,417,744 ÷ 12,189,050 shares)	$32.11
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$33.73

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Dividends	$39,122,985
Non-cash dividends	3,301,403
Interest	226,263
Securities lending	9,282
Less foreign taxes withheld	(355,440)
Total investment income	42,304,493
Expenses
Investment management fees	8,372,258
Distribution and service fees	585,778
Accounting and legal services fees	268,258
Transfer agent fees	1,185,256
Trustees' fees	21,669
Custodian fees	131,394
State registration fees	94,420
Printing and postage	113,556
Professional fees	43,442
Other	36,594
Total expenses	10,852,625
Less expense reductions	(81,925)
Net expenses	10,770,700
Net investment income	31,533,793
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	64,994,691
Affiliated investments	4,186
64,998,877
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,504,977
Affiliated investments	1,933
1,506,910
Net realized and unrealized gain	66,505,787
Increase in net assets from operations	$98,039,580

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$31,533,793	$37,342,487
Net realized gain	64,998,877	24,253,712
Change in net unrealized appreciation (depreciation)	1,506,910	(96,996,470)
Increase (decrease) in net assets resulting from operations	98,039,580	(35,400,271)
Distributions to shareholders
From net investment income and net realized gain
Class A	(7,360,608)	(3,493,763)
Class B	(34,706)	(11,751)
Class C	(352,002)	(213,388)
Class I	(35,683,141)	(17,742,839)
Class R1	(51,460)	(22,029)
Class R2	(170,439)	(60,489)
Class R3	(27,551)	(9,760)
Class R4	(1,632)	(870)
Class R5	(1,701)	(869)
Class R6	(9,493,876)	(4,515,692)
Total distributions	(53,177,116)	(26,071,450)
From fund share transactions	16,900,115	140,624,274
Total increase	61,762,579	79,152,553
Net assets
Beginning of period	2,293,692,137	2,214,539,584
End of period	$2,355,454,716	$2,293,692,137
14	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$31.52	$32.32	$26.12	$25.49	$25.82	$23.12
Net investment income[2]	0.40	0.46	0.34	0.43	0.28	0.18
Net realized and unrealized gain (loss) on investments	0.79	(0.94)	6.38	0.54	(0.39)	2.72
Total from investment operations	1.19	(0.48)	6.72	0.97	(0.11)	2.90
Less distributions
From net investment income	(0.39)	(0.32)	(0.52)	(0.34)	(0.22)	(0.20)
From net realized gain	(0.28)	—	—	—	—	—
Total distributions	(0.67)	(0.32)	—	—	—	—
Net asset value, end of period	$32.04	$31.52	$32.32	$26.12	$25.49	$25.82
Total return (%)[3,4]	4.04 [5]	(1.53)	25.91	3.90	(0.42)	12.64
Ratios and supplemental data
Net assets, end of period (in millions)	$353	$348	$354	$308	$351	$384
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18 [6]	1.17	1.18	1.19	1.19	1.19
Expenses including reductions	1.17 [6]	1.16	1.17	1.18	1.18	1.18
Net investment income	2.01 [6]	1.37	1.12	1.76	1.07	0.73
Portfolio turnover (%)	21	28	45	21	17	24

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	15

CLASS B SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$30.91	$31.70	$25.66	$25.04	$25.37	$22.72
Net investment income[2]	0.28	0.22	0.12	0.25	0.08	— [3]
Net realized and unrealized gain (loss) on investments	0.79	(0.92)	6.26	0.52	(0.38)	2.68
Total from investment operations	1.07	(0.70)	6.38	0.77	(0.30)	2.68
Less distributions
From net investment income	(0.13)	(0.09)	(0.34)	(0.15)	(0.03)	(0.03)
From net realized gain	(0.28)	—	—	—	—	—
Total distributions	(0.41)	(0.09)	—	—	—	—
Net asset value, end of period	$31.57	$30.91	$31.70	$25.66	$25.04	$25.37
Total return (%)[4,5]	3.63 [6]	(2.22)	24.96	3.10	(1.18)	11.79
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$4	$6	$8	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93 [7]	1.92	1.93	1.94	1.93	1.94
Expenses including reductions	1.92 [7]	1.91	1.92	1.93	1.93	1.93
Net investment income	1.29 [7]	0.65	0.40	1.03	0.32	0.01
Portfolio turnover (%)	21	28	45	21	17	24

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
16	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$30.89	$31.69	$25.65	$25.03	$25.36	$22.71
Net investment income (loss)[2]	0.28	0.26	0.11	0.24	0.08	(0.01)
Net realized and unrealized gain (loss) on investments	0.80	(0.97)	6.27	0.53	(0.38)	2.69
Total from investment operations	1.08	(0.71)	6.38	0.77	(0.30)	2.68
Less distributions
From net investment income	(0.14)	(0.09)	(0.34)	(0.15)	(0.03)	(0.03)
From net realized gain	(0.28)	—	—	—	—	—
Total distributions	(0.42)	(0.09)	—	—	—	—
Net asset value, end of period	$31.55	$30.89	$31.69	$25.65	$25.03	$25.36
Total return (%)[3,4]	3.65 [5]	(2.25)	24.96	3.11	(1.18)	11.80
Ratios and supplemental data
Net assets, end of period (in millions)	$26	$26	$75	$76	$88	$101
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93 [6]	1.92	1.93	1.94	1.94	1.94
Expenses including reductions	1.92 [6]	1.91	1.92	1.93	1.93	1.93
Net investment income (loss)	1.26 [6]	0.76	0.38	1.01	0.32	(0.04)
Portfolio turnover (%)	21	28	45	21	17	24

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	17

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$31.62	$32.42	$26.19	$25.56	$25.90	$23.19
Net investment income[2]	0.43	0.55	0.41	0.51	0.35	0.24
Net realized and unrealized gain (loss) on investments	0.79	(0.95)	6.41	0.53	(0.40)	2.74
Total from investment operations	1.22	(0.40)	6.82	1.04	(0.05)	2.98
Less distributions
From net investment income	(0.47)	(0.40)	(0.59)	(0.41)	(0.29)	(0.27)
From net realized gain	(0.28)	—	—	—	—	—
Total distributions	(0.75)	(0.40)	—	—	—	—
Net asset value, end of period	$32.09	$31.62	$32.42	$26.19	$25.56	$25.90
Total return (%)[3]	4.17 [4]	(1.29)	26.24	4.18	(0.19)	12.95
Ratios and supplemental data
Net assets, end of period (in millions)	$1,579	$1,518	$1,767	$1,146	$1,591	$2,355
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94 [5]	0.93	0.92	0.93	0.92	0.93
Expenses including reductions	0.93 [5]	0.92	0.91	0.92	0.91	0.92
Net investment income	2.24 [5]	1.62	1.35	2.07	1.34	0.97
Portfolio turnover (%)	21	28	45	21	17	24

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R1 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$31.50	$32.31	$26.13	$25.49	$25.83	$23.13
Net investment income[2]	0.34	0.33	0.21	0.34	0.17	0.08
Net realized and unrealized gain (loss) on investments	0.81	(0.94)	6.40	0.55	(0.38)	2.73
Total from investment operations	1.15	(0.61)	6.61	0.89	(0.21)	2.81
Less distributions
From net investment income	(0.26)	(0.20)	(0.43)	(0.25)	(0.13)	(0.11)
From net realized gain	(0.28)	—	—	—	—	—
Total distributions	(0.54)	(0.20)	—	—	—	—
Net asset value, end of period	$32.11	$31.50	$32.31	$26.13	$25.49	$25.83
Total return (%)[3]	3.86 [4]	(1.92)	25.43	3.53	(0.82)	12.21
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$4	$3	$3	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56 [5]	1.56	1.57	1.55	1.57	1.57
Expenses including reductions	1.56 [5]	1.56	1.56	1.55	1.57	1.57
Net investment income	1.61 [5]	0.99	0.71	1.40	0.64	0.32
Portfolio turnover (%)	21	28	45	21	17	24

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	19

CLASS R2 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$31.44	$32.24	$26.07	$25.46	$25.85	$23.16
Net investment income[2]	0.23	0.40	0.25	0.36	0.26	0.17
Net realized and unrealized gain (loss) on investments	0.94	(0.92)	6.41	0.58	(0.41)	2.75
Total from investment operations	1.17	(0.52)	6.66	0.94	(0.15)	2.92
Less distributions
From net investment income	(0.34)	(0.28)	(0.49)	(0.33)	(0.24)	(0.23)
From net realized gain	(0.28)	—	—	—	—	—
Total distributions	(0.62)	(0.28)	—	—	—	—
Net asset value, end of period	$31.99	$31.44	$32.24	$26.07	$25.46	$25.85
Total return (%)[3]	3.97 [4]	(1.66)	25.71	3.76	(0.56)	12.70
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$9	$7	$1	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30 [6]	1.32	1.33	1.33	1.26	1.19
Expenses including reductions	1.29 [6]	1.31	1.32	1.32	1.26	1.18
Net investment income	0.89 [6]	1.21	0.84	1.47	0.99	0.68
Portfolio turnover (%)	21	28	45	21	17	24

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
20	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R3 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$31.42	$32.20	$26.03	$25.41	$25.75	$23.08
Net investment income[2]	0.38	0.39	0.24	0.36	0.20	0.09
Net realized and unrealized gain (loss) on investments	0.76	(0.94)	6.38	0.53	(0.39)	2.74
Total from investment operations	1.14	(0.55)	6.62	0.89	(0.19)	2.83
Less distributions
From net investment income	(0.30)	(0.23)	(0.45)	(0.27)	(0.15)	(0.16)
From net realized gain	(0.28)	—	—	—	—	—
Total distributions	(0.58)	(0.23)	—	—	—	—
Net asset value, end of period	$31.98	$31.42	$32.20	$26.03	$25.41	$25.75
Total return (%)[3]	3.88 [4]	(1.74)	25.58	3.57	(0.73)	12.34
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47 [5]	1.40	1.47	1.48	1.48	1.47
Expenses including reductions	1.46 [5]	1.40	1.47	1.47	1.47	1.47
Net investment income	1.88 [5]	1.17	0.79	1.48	0.78	0.37
Portfolio turnover (%)	21	28	45	21	17	24

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	21

CLASS R4 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$31.60	$32.40	$26.17	$25.55	$25.90	$23.19
Net investment income[2]	0.43	0.53	0.40	0.48	0.34	0.23
Net realized and unrealized gain (loss) on investments	0.78	(0.94)	6.40	0.54	(0.41)	2.74
Total from investment operations	1.21	(0.41)	6.80	1.02	(0.07)	2.97
Less distributions
From net investment income	(0.45)	(0.39)	(0.57)	(0.40)	(0.28)	(0.26)
From net realized gain	(0.28)	—	—	—	—	—
Total distributions	(0.73)	(0.39)	—	—	—	—
Net asset value, end of period	$32.08	$31.60	$32.40	$26.17	$25.55	$25.90
Total return (%)[3]	4.15 [4]	(1.33)	26.20	4.10	(0.24)	12.92
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08 [6]	1.07	1.08	1.08	1.08	1.07
Expenses including reductions	0.97 [6]	0.96	0.97	0.97	0.97	0.96
Net investment income	2.20 [6]	1.58	1.31	1.96	1.28	0.93
Portfolio turnover (%)	21	28	45	21	17	24

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
22	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$31.65	$32.44	$26.21	$25.57	$25.92	$23.22
Net investment income[2]	0.42	0.57	0.43	0.54	0.37	0.25
Net realized and unrealized gain (loss) on investments	0.81	(0.94)	6.40	0.52	(0.40)	2.74
Total from investment operations	1.23	(0.37)	6.83	1.06	(0.03)	2.99
Less distributions
From net investment income	(0.49)	(0.42)	(0.60)	(0.42)	(0.32)	(0.29)
From net realized gain	(0.28)	—	—	—	—	—
Total distributions	(0.77)	(0.42)	(0.60)	(0.42)	(0.32)	(0.29)
Net asset value, end of period	$32.11	$31.65	$32.44	$26.21	$25.57	$25.92
Total return (%)[3]	4.21 [4]	(1.22)	26.27	4.27	(0.11)	13.02
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88 [6]	0.87	0.88	0.86	0.85	0.84
Expenses including reductions	0.87 [6]	0.87	0.87	0.86	0.84	0.83
Net investment income	2.16 [6]	1.68	1.40	2.22	1.40	1.03
Portfolio turnover (%)	21	28	45	21	17	24

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	23

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$31.67	$32.46	$26.21	$25.59	$25.94	$23.21
Net investment income[2]	0.45	0.57	0.47	0.52	0.39	0.27
Net realized and unrealized gain (loss) on investments	0.78	(0.93)	6.39	0.54	(0.42)	2.74
Total from investment operations	1.23	(0.36)	6.86	1.06	(0.03)	3.01
Less distributions
From net investment income	(0.51)	(0.43)	(0.61)	(0.44)	(0.32)	(0.28)
From net realized gain	(0.28)	—	—	—	—	—
Total distributions	(0.79)	(0.43)	—	—	—	—
Net asset value, end of period	$32.11	$31.67	$32.46	$26.21	$25.59	$25.94
Total return (%)[3]	4.20 [4]	(1.17)	26.41	4.26	(0.09)	13.11
Ratios and supplemental data
Net assets, end of period (in millions)	$391	$384	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83 [5]	0.82	0.83	0.83	0.83	0.83
Expenses including reductions	0.82 [5]	0.81	0.81	0.81	0.81	0.80
Net investment income	2.35 [5]	1.71	1.53	2.11	1.51	1.08
Portfolio turnover (%)	21	28	45	21	17	24

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
24	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Classic Value Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently outstanding by the fund are detailed in the Statements of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4, and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       25

securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2019, all investments are categorized as Level 1 under the hierarchy described above, except for repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       26

as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2019, the fund loaned common stocks valued at $17,921,055 and received $18,314,765 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding

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commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $2,637.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any,will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and litigation proceeds.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $2.5 billion of the fund's average daily net assets; (b) 0.740% of the next $2.5 billion of the fund's average daily net assets and (c) 0.730%of the fund's average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Pzena Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$12,296	Class R3	$48
Class B	86	Class R4	2
Class C	928	Class R5	2
Class I	54,600	Class R6	13,617
Class R1	104	Total	$81,891
Class R2	208

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.74% of the fund's average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       29

fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.25%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 29, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $34 for Class R4 shares for the six months ended April 30, 2019.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $101,006 for the six months ended April 30, 2019. Of this amount, $16,042 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $84,626 was paid as sales commissions to broker-dealers and $338 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, CDSCs received by the Distributor amounted to $79, $167 and $426 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$419,007	$188,423
Class B	11,814	1,328
Class C	126,527	14,226

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Class	Distribution and service fees	Transfer agent fees
Class I	—	$955,074
Class R1	$10,431	194
Class R2	13,685	407
Class R3	4,213	90
Class R4	84	5
Class R5	17	5
Class R6	—	25,504
Total	$585,778	$1,185,256

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest (expense)
Borrower	$13,857,658	4	2.350%	($3,618)

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	692,789	$20,585,406	2,006,273	$68,327,765
Distributions reinvested	243,463	6,892,431	96,879	3,228,010
Repurchased	(968,727)	(29,124,896)	(2,014,562)	(67,661,377)
Net increase (decrease)	(32,475)	$(1,647,059)	88,590	$3,894,398
Class B shares
Sold	1,652	$45,991	2,773	$90,175
Distributions reinvested	1,163	32,533	338	11,102
Repurchased	(26,015)	(784,591)	(52,999)	(1,750,841)
Net decrease	(23,200)	$(706,067)	(49,888)	$(1,649,564)
Class C shares
Sold	108,596	$3,032,630	78,780	$2,614,557
Distributions reinvested	11,105	310,501	6,124	201,289
Repurchased	(162,617)	(4,817,793)	(1,611,127)	(54,059,338)
Net decrease	(42,916)	$(1,474,662)	(1,526,223)	$(51,243,492)

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		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class I shares
Sold	6,781,710	$200,701,432	13,499,554	$456,832,057
Distributions reinvested	1,206,310	34,174,754	489,456	16,328,256
Repurchased	(6,787,991)	(205,363,238)	(20,486,916)	(680,004,271)
Net increase (decrease)	1,200,029	$29,512,948	(6,497,906)	$(206,843,958)
Class R1 shares
Sold	4,914	$143,731	13,832	$464,484
Distributions reinvested	1,488	42,283	561	18,732
Repurchased	(17,871)	(528,804)	(23,545)	(785,740)
Net decrease	(11,469)	$(342,790)	(9,152)	$(302,524)
Class R2 shares
Sold	11,963	$356,624	120,982	$4,127,774
Distributions reinvested	6,014	170,086	1,813	60,331
Repurchased	(288,570)	(8,981,615)	(58,238)	(1,944,693)
Net increase (decrease)	(270,593)	$(8,454,905)	64,557	$2,243,412
Class R3 shares
Sold	5,142	$158,491	7,362	$253,881
Distributions reinvested	974	27,552	293	9,760
Repurchased	(29,307)	(918,872)	(6,046)	(204,359)
Net increase (decrease)	(23,191)	$(732,829)	1,609	$59,282
Class R5 shares
Sold	531	$16,395	313	$10,451
Distributions reinvested	60	1,701	26	869
Repurchased	(831)	(25,673)	(230)	(7,723)
Net increase (decrease)	(240)	$(7,577)	109	$3,597
Class R6 shares
Sold	995,684	$30,169,251	14,035,414	$459,838,473
Distributions reinvested	334,673	9,484,641	135,322	4,515,692
Repurchased	(1,277,653)	(38,900,836)	(2,070,964)	(69,891,042)
Net increase	52,704	$753,056	12,099,772	$394,463,123
Total net increase	848,649	$16,900,115	4,171,468	$140,624,274

There were no share transactions for Class R4 for the six months ended April 30,2019 and for the year ended October 31, 2018.

Affiliates of the fund owned 100% of shares of Class R4 on April 30, 2019.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $469,508,237 and $496,622,168, respectively, for the six months ended April 30, 2019.

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Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	—	8,556,195	(6,725,425)	1,830,770	—	—	$4,186	$1,933	$18,320,884
*Refer to the Securities lending note within Note 2 for details regarding this investment.

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Pzena Investment Management, LLC

Portfolio Managers

John J. Flynn
Richard S. Pzena
Benjamin S. Silver, CFA, CPA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       34

John Hancock family of funds

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Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Classic Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF837930	38SA 4/19 6/19

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 21, 2019